Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Detail) (Employee Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Employee Restricted Equity Awards
Number of Shares
Beginning of year	9,918,575	[1],[2],[3]	11,625,981	[1],[2],[3]	12,296,847	[1]
Add (deduct):
Granted	3,542,984	[1],[4]	2,738,809	[1],[4]	2,680,229	[1],[4]
Vested	(4,228,673)	[1]	(4,293,605)	[1]	(3,188,111)	[1]
Forfeited	(181,322)	[1]	(152,610)	[1]	(162,984)	[1]
End of year	9,051,564	[1],[2],[3]	9,918,575	[1],[2],[3]	11,625,981	[1],[2],[3]
Weighted Average Grant Date Fair Value
Beginning of year	$ 20.13	[2],[3]	$ 17.80	[2],[3]	$ 16.86
Granted	$ 19.32	[4]	$ 22.73	[4]	$ 19.11	[4]
Vested	$ 16.99		$ 15.54		$ 15.23
Forfeited	$ 20.75		$ 18.28		$ 17.93
End of year	$ 21.27	[2],[3]	$ 20.13	[2],[3]	$ 17.80	[2],[3]

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
[2]	At December 31, 2014, the number of shares included 2,647,530 performance-based awards at their target amounts. We expect 2,208,731 of these performance-based awards to vest, based upon our current estimate of the likelihood of achieving these pre-determined performance goals.
[3]	At December 31, 2014, the total unrecognized compensation cost related to unvested equity awards was $70.5 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.3 years.
[4]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2014, 2013, and 2012, the number of units "granted" shown in the table above includes 538,749, 161,077, and 440,029 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.